Equity (Details Narrative) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Apr. 30, 2018	Sep. 30, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Capital stock, shares authorized		90,000,000	90,000,000
Common stock, shares authorized		100,000,000	100,000,000	100,000,000
Common stock shares returned to the treasury		30,000,000	30,000,000
Common stock shares issued		48,272,311	48,272,311	41,828,952
Common stock shares outstanding		48,272,311	48,272,311	41,828,952
Stock based compensation, Shares
Stock based compensation, Amount					$ 41,962
Common stock issued in exchange for principal and interest due, Amount					375,000
Capital contribution					11,685
Convertible note payable with the agreements description				The Company issued to Singlepoint a certificate representing ten percent (10%) of the Company Membership Interests or 10,000 shares. In consideration thereof, SinglePoint issued to the Company a certificate representing that number of shares of Singlepoint Common Stock with an aggregate value of Two Hundred Thousand Dollars ($200,000) based on the average ten previous trading day’s closing price per share as well Two Hundred Thousand Dollars ($200,000) of cash
Repurchase of common stock, Amount
Total value				180,953
Stock based compensation				$ 543,479	$ 274,145
Expiration date				3 years
Volatility				200.00%
Discount rate for bond equivalent yield				1.47%
Debt Conversion, Converted Instrument, Shares Issued					5,362
Preferred Stock, shares issued		10,000,000	10,000,000
Subsequent Event [Member]
Debt Conversion, Converted Instrument, Shares Issued	10,651
Minimum [Member]
Stock price				$ 3.96
Maximum [Member]
Stock price				$ 75.00
Warrant [Member]
Weighted average remaining contractual life				1 year 10 months 25 days
Convertible Debentures (2017 Notes) [Member]
Interest rate				0.00%
Imputed interest				$ 6,156
Mr. Davis [Member]
Stock based compensation, Shares					350
Stock based compensation, Amount					$ 41,962
Common stock issued for services				20,560
Convertible Note Holders [Member]
Common stock issued in exchange for principal and interest due, Shares				1,437	5,362
Common stock issued in exchange for principal and interest due, Amount				$ 100,000	$ 375,000
Former Officer [Member]
Repurchase of common stock, Shares				28,000
Repurchase of common stock, Amount				$ 110,000
Mr. Adams [Member]
Common stock issued for services				25,500
Common Series A [Member]
Common stock, shares authorized				600,000	600,000
Common stock shares issued				139,309	109,812
Common stock shares outstanding				139,309	109,812
Common Series B [Member]
Common stock, shares authorized				400,000	400,000
Common stock shares issued				0	0
Common stock shares outstanding				0	0
Stock options and Warrants [Member]
Weighted average remaining contractual life			2 years 2 months 12 days
Pre-Merger [Member]
Common stock shares held by shareholders		3,272,311	3,272,311
Exchange Agreement [Member] | Jacksam [Member]
Business acquisition, equity interest issued or issuable		45,000,000	45,000,000
Business acquisition, par value		$ 0.001	$ 0.001